Summary of Activity of RSU and PSU Awards Under the 2019 Plan (Detail) - 2019 Plan - RSU and PSU - $ / shares	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
RSU and PSU
Beginning Balance	657,620		640,750	693,048
Share units granted during the period	384,428	[1]	309,192	274,845
Share units vested during the period	(300,404)		(281,377)	(289,685)
Share units forfeited during the period	(19,743)		(10,945)	(37,458)
Ending Balance	721,901		657,620	640,750
Share units outstanding and expected to vest at period end	677,055
Weighted average grant date fair value
Beginning Balance	$ 11.95		$ 14.20	$ 16.03
Share units granted during the period	16.96	[1]	9.20	11.92
Share units vested during the period	12.08		13.97	16.15
Share units forfeited during the period	12.62		14.32	17.27
Ending Balance	14.55		$ 11.95	$ 14.20
Share units outstanding and expected to vest at period end	$ 14.48

[1]

Share units granted during the year ended December 31, 2020 includes 183,560 shares of PSU awards with a grant date fair value of $22.06 per share. On the settlement date for each measurement period of market-based awards, grantees may receive shares equal to 0% to 200% of the awards granted depending upon the achievement of certain market criteria based on the Company’s TSR relative to the peer group during the three-year performance period. There were no PSU awards granted during the years ended December 31, 2019 and 2018.